UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund:  BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/22	$2,750	$2,755,060
4.75%, 1/01/25	2,200	2,203,388
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 2/01/43	885	1,020,095
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	1,010	1,120,878

		7,099,421
Alaska — 0.7%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,102,642
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC) (a):
6.00%, 9/01/19	765	843,206
6.00%, 9/01/19	435	479,470

		2,425,318
Arizona — 1.0%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 5.00%, 1/01/38	280	325,637
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,700	2,915,703
5.00%, 10/01/29	400	431,600

		3,672,940
California — 18.2%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC) (a):
5.40%, 10/01/17 (b)	10,185	10,260,471
5.45%, 10/01/17	3,200	3,224,000
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,091,500
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	550	596,612

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB (continued):
Sutter Health, Series B, 5.88%, 8/15/31	$1,200	$1,361,904
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	1,090	1,237,706
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,480	1,645,420
City of Redding California Electric System Revenue, COP, Refunding Series A, (AGM):
5.00%, 6/01/18 (a)	620	641,514
5.00%, 6/01/30	600	618,180
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 3/01/36	410	474,518
Series A, 5.00%, 3/01/37	455	525,780
Series A-1, 5.75%, 3/01/34	850	967,113
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/21 (a)	2,175	2,549,317
County of San Mateo California Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 9/01/30 (c)	12,740	8,771,363
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	1,300	1,300,000
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (b)	2,500	2,035,900
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (c)	3,750	1,840,912
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/38 (c)	5,000	2,296,300
San Diego California Unified School District, GO, CAB, Election of 2008 (c):
Series C, 0.00%, 7/01/38	1,600	737,088

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
California (continued)
San Diego California Unified School District, GO, CAB, Election of 2008 (c) (continued):
Series G, 0.00%, 7/01/34	$650	$301,294
Series G, 0.00%, 7/01/35	690	300,640
Series G, 0.00%, 7/01/36	1,035	424,184
Series G, 0.00%, 7/01/37	690	266,430
San Diego California Unified School District, GO, Refunding, Series R-1 (c):
0.00%, 7/01/30	5,000	3,337,150
0.00%, 7/01/31	1,280	816,141
San Diego Community College District California, GO, CAB, Election of 2006 (c):
0.00%, 8/01/31	2,145	1,182,689
0.00%, 8/01/32	2,680	1,386,069
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	788,312
5.00%, 8/01/38	600	674,958
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (c)	5,500	2,661,010
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/18 (a)	5,035	5,244,406

		64,558,881
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	2,000	2,194,980
District of Columbia — 1.5%
District of Columbia Ballpark Revenue, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,360	5,468,540
Florida — 15.1%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC):
5.00%, 10/01/32	4,000	4,027,960
5.00%, 10/01/37	7,500	7,552,425
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,600	1,772,608
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	850	892,857

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	$1,450	$1,592,709
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,224,352
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,096,387
5.38%, 10/01/32	3,160	3,533,228
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/18 (a)	1,400	1,461,838
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	2,025	2,440,469
Department, Series B, AMT, 6.25%, 10/01/38	415	497,635
Department, Series B, AMT, 6.00%, 10/01/42	660	771,896
Series B, AMT, 6.00%, 10/01/30	640	758,509
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	214,202
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 4/01/40	2,995	3,371,831
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 8/01/42	605	687,583
County of Miami-Dade Florida School Board Foundation, Inc., COP, Series B, 5.00%, 5/01/18 (a)	10,000	10,306,400
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 8/01/41	560	609,790
5.00%, 8/01/47	1,620	1,755,805
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21 (a)	30	34,606
5.00%, 10/01/31	1,970	2,242,530

2	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	$275	$292,578
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,268,920
5.38%, 10/01/29	1,050	1,208,665

		53,615,783
Georgia — 3.1%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	500	589,655
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	9,744,934
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	140	154,749
5.00%, 4/01/44	380	415,032

		10,904,370
Illinois — 16.6%
City of Chicago Illinois, RB, O’Hare International Airport, Senior Lien, Series D, 5.25%, 1/01/42	2,900	3,416,113
City of Chicago Illinois O’Hare International Airport, ARB, 3rd Lien, Series A:
5.75%, 1/01/21 (a)	4,290	4,953,963
5.75%, 1/01/39	820	930,060
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 1/01/42	230	258,449
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	991,287
Sales Tax Receipts, 5.25%, 12/01/36	595	642,713
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	45	48,019
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 8/15/34	650	732,804

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, Carle Foundation, Series A (continued):
6.00%, 8/15/41	$1,000	$1,136,120
Illinois Finance Authority, Refunding RB, Silver Cross Hospital & Medical Centers, Series C:
4.13%, 8/15/37	700	708,113
5.00%, 8/15/44	350	374,598
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	10,490	10,640,741
Illinois State Toll Highway Authority, RB, Series B:
5.50%, 1/01/18 (a)	1,875	1,911,244
5.00%, 1/01/37	2,785	3,156,658
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 1/01/33	9,145	10,431,336
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (c):
0.00%, 12/15/26	5,000	3,577,450
0.00%, 12/15/33	9,950	4,950,225
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	3,450	1,046,178
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	769,061
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	4,595	5,066,263
State of Illinois, GO:
5.25%, 2/01/33	830	880,580
5.50%, 7/01/33	820	876,629
5.25%, 2/01/34	830	878,646
5.50%, 7/01/38	445	472,617

		58,849,867
Indiana — 1.2%
Indiana Finance Authority Wastewater Utility, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,255,100
Indiana Health & Educational Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, 5.00%, 11/15/46	700	796,908

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 1/01/19 (a)	$115	$121,992
5.25%, 1/01/29	485	514,343
State of Indiana Finance Authority, RB, Private Activity Bond, Series A, AMT, Ohio River Bridges:
East End Crossing Project, 5.00%, 7/01/44	515	550,973
5.00%, 7/01/40	890	952,166

		4,191,482
Iowa — 2.9%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (a)	5,725	6,257,768
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,855	1,994,366
5.70%, 12/01/27	835	892,365
5.80%, 12/01/29	570	607,899
5.85%, 12/01/30	595	635,032

		10,387,430
Louisiana — 1.5%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 1/01/40	2,795	3,118,885
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM), 5.00%, 12/01/41	855	988,654
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,330,787

		5,438,326
Massachusetts — 2.7%
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series D, 4.00%, 2/01/47	500	523,765
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	2,090	2,318,353
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	370	410,733

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	$795	$818,564
Series C, 5.35%, 12/01/42	775	824,918
Massachusetts Port Authority, Refunding ARB, Series B, AMT, 4.00%, 7/01/46	620	639,716
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,280	1,462,541
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,530	2,530,000

		9,528,590
Michigan — 2.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/18 (a)	2,500	2,609,475
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/19 (a)	400	440,004
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	1,939,258
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	875	780,150
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	20	23,199
Michigan State Hospital Finance Authority, Refunding RB, Ascension Senior Credit Group, 4.00%, 11/15/47	600	620,700
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 9/01/39	1,040	1,156,834
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	164,508
Series I-A, 5.38%, 10/15/41	700	794,178
Series II-A (AGM), 5.25%, 10/15/36	900	1,013,481

4	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$380	$423,940

		9,965,727
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	385	412,300
6.50%, 11/15/38	2,115	2,249,387

		2,661,687
Nebraska — 1.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.00%, 9/01/32	5,000	5,463,150
5.25%, 9/01/37	750	824,910

		6,288,060
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	850	920,652
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	500	543,085
(AGM), 5.25%, 7/01/39	3,800	4,136,908

		5,600,645
New Jersey — 10.9%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	895	999,438
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 1/01/34	685	745,177
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	3,125	3,179,187
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	7,942,428
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	1,975	2,112,598
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	25	26,742
Series WW, 5.25%, 6/15/33	155	164,207

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Series WW, 5.00%, 6/15/34	$205	$211,035
Series WW, 5.00%, 6/15/36	925	950,382
Series WW, 5.25%, 6/15/40	265	280,561
New Jersey EDA, Refunding RB, Series B, 5.50%, 6/15/30	5,355	5,890,714
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	375	411,518
5.75%, 12/01/27	2,415	2,661,958
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	970	1,023,476
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	1,460	1,545,206
Transportation Program, Series AA, 5.00%, 6/15/38	1,760	1,837,862
Transportation System, Series A, 5.50%, 6/15/41	3,150	3,269,700
Transportation System, Series AA, 5.50%, 6/15/39	1,150	1,230,109
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,049,240
Transportation System, Series B, 5.00%, 6/15/42	520	533,390
Transportation System, Series D, 5.00%, 6/15/32	625	658,006
New Jersey Turnpike Authority, Refunding RB, Series B, 4.00%, 1/01/37 (d)	1,930	2,048,174

		38,771,108
New York — 6.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,425	1,620,111
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,600	1,701,968
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-4, 5.50%, 1/15/34	2,750	2,925,257
Future Tax Secured Fiscal, Sub-Series E-1, 5.00%, 2/01/37	1,295	1,527,660

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	$1,480	$1,726,701
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A:
5.75%, 2/15/21 (a)	420	487,045
5.75%, 2/15/47	280	322,000
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 2/15/39	625	733,112
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18 (a)	245	262,628
6.50%, 11/15/18 (a)	2,985	3,199,771
6.50%, 11/15/28	770	825,625
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	2,915	3,197,172
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/19 (a)	1,200	1,292,364
State of New York HFA, RB, Affordable Housing, M/F Housing, Series B, AMT, 5.30%, 11/01/37	2,500	2,509,225

		22,330,639
Ohio — 1.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	626,100
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 2/15/37 (c)	10,000	4,683,600

		5,309,700
Oregon — 0.5%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 6/15/36 (b)	835	943,968
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 6/15/40 (b)	440	453,046

Municipal Bonds	Par (000)	Value
Oregon (continued)
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 6/15/38 (c)	$995	$426,636

		1,823,650
Pennsylvania — 6.7%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	1,600	1,752,720
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP:
5.00%, 12/31/38	1,305	1,458,024
AMT, 5.00%, 12/31/34	7,290	8,222,391
AMT, 5.00%, 6/30/42	1,035	1,149,657
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	2,330	2,610,975
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	698,883
Series A-1, 5.00%, 12/01/41	2,385	2,685,581
Series B, 5.00%, 12/01/40	935	1,057,943
Series C, 5.50%, 12/01/33	555	650,882
Sub-Series B-1, 5.00%, 6/01/42	1,425	1,601,472
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	575	668,018
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	765	860,273
Philadelphia School District, GO, Series E (a):
6.00%, 9/01/18	395	416,429
6.00%, 9/01/18	5	5,271

		23,838,519
Rhode Island — 1.1%
Rhode Island Commerce Corp., RB, Airport Corp., Series D, 5.00%, 7/01/41	215	242,320
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	1,055	1,061,868

6	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B (continued):
5.00%, 6/01/50	$2,630	$2,700,116

		4,004,304
South Carolina — 4.9%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	115	134,123
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19 (a)	3,000	3,272,220
State of South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	2,330	2,620,038
State of South Carolina Public Service Authority, 5.50%, 1/01/19 (a)	80	85,133
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,225	7,043,089
Series E, 5.50%, 12/01/53	745	840,584
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,080	2,270,570
Series A, 5.50%, 1/01/19 (a)	920	979,027

		17,244,784
Tennessee — 1.5%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/19 (a)	5,000	5,481,550
Texas — 13.6%
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	1,280	1,379,981
6.00%, 5/15/19 (a)	1,990	2,167,448
6.00%, 11/15/35	110	119,908
5.38%, 11/15/38	70	74,844
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 2/01/38	575	656,374

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	$2,130	$973,325
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	852,202
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,212,178
Series D, 5.00%, 11/01/42	1,500	1,669,785
Series H, 5.00%, 11/01/32	3,000	3,370,710
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	975	1,146,483
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 5.80%, 10/01/46 (b)	2,095	1,898,279
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,420	1,406,988
North Texas Tollway Authority, Refunding RB, 1st Tier:
System (NPFGC), 5.75%, 1/01/18 (a)	600	612,174
System (NPFGC), 5.75%, 1/01/40	195	198,549
System, Series A, 6.00%, 1/01/19 (a)	2,270	2,430,239
System, Series A, 6.00%, 1/01/28	525	561,598
System, Series K-2 (AGC), 6.00%, 1/01/19 (a)	4,015	4,298,419
System, Series S (NPFGC), 5.75%, 1/01/18 (a)	805	821,333
Series K-1 (AGC), 5.75%, 1/01/19 (a)	3,800	4,054,904
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	4,990	2,208,424
0.00%, 9/15/36	11,525	4,803,159
0.00%, 9/15/37	8,245	3,233,112
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,190	1,313,451
5.00%, 12/15/32	705	774,457

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	$1,275	$1,397,183
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	3,080	3,439,313

		48,074,820
Utah — 1.9%
Salt Lake City Corp. Airport Revenue, RB, Series A, AMT, 5.00%, 7/01/42	1,240	1,426,074
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/18 (a)	5,000	5,177,750

		6,603,824
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health:
5.50%, 5/15/19 (a)	125	135,058
5.50%, 5/15/35	225	241,195

		376,253
Washington — 0.9%
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 5/01/42 (d)	715	820,198
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,015	1,133,887
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	525	559,897
5.25%, 10/01/39	625	672,068

		3,186,050
Wisconsin — 0.6%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	645	726,367
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,483,212

		2,209,579
Total Municipal Bonds — 124.6%		442,106,827

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Arizona — 0.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/19 (a)	$1,200	$1,291,848
California — 1.9%
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	466	480,775
5.00%, 5/01/18	2,344	2,417,206
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	2,500	2,500,000
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	404	438,433
University of California, RB, Series O, 5.75%, 5/15/19 (a)	840	912,570

		6,748,984
Colorado — 2.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (f)	900	934,987
5.00%, 2/01/41	7,000	7,219,590

		8,154,577
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,381	1,571,566
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,004	1,103,854
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	1,779	1,883,727
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,892,726

		5,880,307
Florida — 4.0%
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,480	5,070,464

8	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	$4,620	$5,092,794
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	3,544	3,861,020

		14,024,278
Illinois — 3.2%
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)(f)	4,399	4,745,682
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	2,730	3,104,400
Senior, Series B, 5.00%, 1/01/40	1,050	1,184,732
Series A, 5.00%, 1/01/38	2,138	2,394,972

		11,429,786
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 9/01/47	4,723	5,776,573
Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 7/01/41	2,808	3,271,173
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	1,461	1,674,065
Michigan — 3.3%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,970	2,208,992
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	7,510	8,473,833
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	870	977,515

		11,660,340
Nevada — 4.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(f)	3,778	4,091,671

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Series B (a):
Limited Tax, 5.75%, 7/01/19	$1,829	$1,995,350
5.50%, 7/01/19	4,499	4,885,490
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	3,460	3,993,359

		14,965,870
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	800	928,896
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	1,840	1,911,389

		2,840,285
New York — 5.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (a)	290	302,426
5.75%, 6/15/40	969	1,011,446
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	5,680	6,488,081
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,665	1,952,679
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,470	4,099,597
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,500	1,746,341
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	2,241	2,634,458

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	$1,300	$1,371,747

		19,606,775
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	580	614,585
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/42	900	1,022,211
South Carolina — 0.4%
South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19 (f)	102	108,108
5.50%, 1/01/19	1,175	1,250,029

		1,358,137
Texas — 1.1%
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	3,440	3,975,230
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,880	3,483,158

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	$1,980	$2,155,290
Series C, 5.25%, 4/01/19 (a)(f)	1,430	1,530,440

		3,685,730
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.7%		123,035,478
Total Long-Term Investments (Cost — $521,540,783) — 159.3%		565,142,305

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (g)(h)	509,881	510,085
Total Short-Term Securities (Cost — $510,085) — 0.1%		510,085
Total Investments (Cost — $522,050,868*) — 159.4%		565,652,390
Other Assets Less Liabilities — 0.2%		532,673
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.5)%		(69,151,895)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.1)%		(142,262,134)

Net Assets Applicable to Common Shares — 100.0%		$354,771,034

* As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$453,568,603

Gross unrealized appreciation		$44,027,857
Gross unrealized depreciation		(978,600)

Net unrealized appreciation		$43,049,257

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

10	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between May 7, 2018 to January 1, 2019, is $11,248,191.

(g)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,790,782	(1,280,901)	509,881	$510,085	$4,325	$818	$(217)

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(18)	September 2017	$2,127	$246
10-Year U.S. Treasury Note	(84)	September 2017	$10,575	5,568
Long U.S. Treasury Bond	(74)	September 2017	$11,320	(8,519)
Ultra U.S. Treasury Bond	(13)	September 2017	$2,139	(13,894)
Total				$(16,599)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$565,142,305	—	$565,142,305
Short-Term Securities	$510,085	—	—	510,085

Total	$510,085	$565,142,305	—	$565,652,390

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$5,814	—	—	$5,814
Liabilities:
Interest rate contracts	(22,413)	—	—	(22,413)

Total	$(16,599)	—	—	$(16,599)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(69,034,530)	—	$(69,034,530)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

Total	—	$(211,534,530)	—	$(211,534,530)

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniEnhanced Fund, Inc.

                Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniEnhanced Fund, Inc.

                Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniEnhanced Fund, Inc.

Date: September 25, 2017